Note 5 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of Businesses Acquired	6	15
Business Combination, Acquisition Related Costs	$ 4,561	$ 8,042
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		(962)
Business Acquisition, Goodwill, Expected Tax Deductible Amount	34,661	6,911
Business Combination, Contingent Consideration, Liability, Total	24,128
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	22,286
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	26,219
Contingent Consideration Paid	4,664	10,056
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(261)	(503)
Business Combination, Contingent Consideration, Liability, Total	$ 24,128	$ 14,423
FirstService Residential Segment [Member]
Number of Businesses Acquired	2	3
FirstService Brands Segment [Member]
Number of Businesses Acquired		12
FirstService Brands Segment [Member] | Independent Restoration Companies [Member]
Number of Businesses Acquired		5
FirstService Brands Segment [Member] | California Closets [Member]
Number of Businesses Acquired		3
FirstService Brands Segment [Member] | Fire Protection Operations [Member]
Number of Businesses Acquired		2
FirstService Brands Segment [Member] | Fire Protection [Member]
Number of Businesses Acquired	2
FirstService Brands Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired	2